91-562

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION

[redacted]

05070053

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	July 31, 2004
Estimated average burden hours per response:	2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
2005
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

...quired of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: Philadelphia Stock Exchange INC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Clearinghouse
3. Class of New Derivative Securities Product: Option
4. Name of Underlying Instrument: PHLX World Energy Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product: XWE
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: NYSE NASDAQ AMEX
8. Settlement Methodology of New Derivative Securities Product: A.M.
9. Position Limits of New Derivative Securities Product (if applicable): 31,500

SEC MAIL PROCESSING SECTION
RECEIVED
OCT 11 2005
D.C. 185

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Daniel Carrigan

PROCESSED
NOV 02 2005
THOMSON FINANCIAL

Title: V.P. New Product Development

Telephone Number: 215-496-5017

Manual Signature of Official Responsible for Form: Daniel R. Carrigan

Date: 10/6/05

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: October 20, 2005

SEC 2449 (6-01)

Philadelphia Stock Exchange
1900 Market Street
Philadelphia, PA 19103-3584
Telephone: 215-496-5000
www.phlx.com

6628

PHLX
Since 1790

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 20 2005
DIVISION OF MARKET REGULATION

October 7, 2005

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

SEC MAIL PROCESSING SECTION
RECEIVED
OCT 11 2005
WASH, D.C.
185

Re: Form 19b-4(e) - Trading of Options on PHLX World Energy Index

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached original and nine copies of Form 19b-4(e) relating to the trading of options on the above captioned index.

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5208.

Very truly yours,

Carla Behnfeldt

Carla Behnfeldt
Director
Legal Department New Product Development Group

Enclosures
cc: Jonathan G. Katz, Esq.
Dan Carrigan
Todd Bornemann

Securities Exchange Act of 1934	
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 20, 2005